Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Income tax benefits on unrealized (losses) gains on hedging instruments	$ (3)	$ 2	$ (7)
Income tax effect on amortization of net loss and prior service cost previously recognized	30	26	18
Income tax benefits on net prior service (costs) credit arising during the period	(5)	2	(1)
Income tax benefits on net gain (loss) arising during the period	$ 243	$ (105)	$ (87)